Credit and Concentration Risks	12 Months Ended
Dec. 31, 2023
Credit and Concentration Risks [Abstract]
Credit and Concentration Risks

18.    Credit and Concentration Risks

Credit risk is the risk that one party to a financial instrument will cause a financial loss for the other party by failing to discharge an obligation. The Company is exposed to credit risk resulting from the possibility that a customer or counterparty to a financial instrument defaults on their financial obligations or if there is a concentration of transactions carried out with the same counterparty. Financial instruments that potentially subject the Company to concentrations of credit risk include cash, cash equivalents, marketable securities and accounts receivable.

The Company’s cash, cash equivalents, and marketable securities are held in reputable banks in its country of domicile and management believes the risk of loss to be remote. We maintain cash balances that exceed the insured limits by the Federal Deposit Insurance Corporation and the Canada Deposit Insurance Corporation.

The Company is exposed to credit risk in the event of default by its customers. Accounts receivables are recorded at the invoiced amount, do not bear interest, and do not require collateral. For the year ended December 31, 2023, one customer accounted for $36,973,000 or 46% of revenue (2022 – $17,686,000 or 45%). As of December 31, 2023, one customer accounted for 35% of accounts receivable (2022 – 66%), which has been collected in the month of January 2024.